UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York           May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   114

Form 13F Information Table Value Total:  $1,356,488
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-13290               Valinor Capital Partners Offshore Master Fund, LP

2.    028-12749               Valinor Capital Partners, L.P.
----  -----------------       --------------------------------------------------


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
                                                     FORM 13F INFORMATION TABLE
                                                             March 31, 2010

COLUMN 1                     COLUMN  2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                             TITLE OF                      VALUE   SHRS OR   SH/ PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS      SOLE  SHARED  NONE
--------------              ------            -------     -------- --------  ---------  ----------- ---------     ----- ------- ----
ACTIVISION BLIZZARD INC       COM              00507V109    4,530   375,944  SH         DEFINED        1          375,944  0    0
ACTIVISION BLIZZARD INC       COM              00507V109    3,278   272,056  SH         DEFINED        2          272,056  0    0
AMEDISYS INC                  COM              023436108    6,030   109,200  SH   PUT   DEFINED        1          109,200  0    0
AMEDISYS INC                  COM              023436108    4,291    77,700  SH   PUT   DEFINED        2           77,700  0    0
AMERICAN TOWER CORP           CL A             029912201    6,380   149,739  SH         DEFINED        1          149,739  0    0
AMERICAN TOWER CORP           CL A             029912201    4,617   108,360  SH         DEFINED        2          108,360  0    0
AMERICAN WTR WKS CO INC NEW   COM              030420103   30,361 1,395,264  SH         DEFINED        1        1,395,264  0    0
AMERICAN WTR WKS CO INC NEW   COM              030420103   21,602   992,726  SH         DEFINED        2          992,726  0    0
APOLLO GROUP INC              CL A             037604105    7,471   121,892  SH         DEFINED        1          121,892  0    0
APOLLO GROUP INC              CL A             037604105    5,314    86,708  SH         DEFINED        2           86,708  0    0
ARKANSAS BEST CORP DEL        COM              040790107    6,601   220,906  SH         DEFINED        1          220,906  0    0
ARKANSAS BEST CORP DEL        COM              040790107    4,697   157,194  SH         DEFINED        2          157,194  0    0
ASSURANT INC                  COM              04621X108   15,222   442,745  SH         DEFINED        1          442,745  0    0
ASSURANT INC                  COM              04621X108   10,967   318,999  SH         DEFINED        2          318,999  0    0
BALLY TECHNOLOGIES INC        COM              05874B107   15,366   379,043  SH         DEFINED        1          379,043  0    0
BALLY TECHNOLOGIES INC        COM              05874B107   11,120   274,298  SH         DEFINED        2          274,298  0    0
BANK OF AMERICA CORPORATION   COM              060505104   28,480 1,595,531  SH         DEFINED        1        1,595,531  0    0
BANK OF AMERICA CORPORATION   COM              060505104   20,268 1,135,435  SH         DEFINED        2        1,135,435  0    0
BOSTON SCIENTIFIC CORP        COM              101137107    9,091 1,259,101  SH         DEFINED        1        1,259,101  0    0
BOSTON SCIENTIFIC CORP        COM              101137107    6,468   895,899  SH         DEFINED        2          895,899  0    0
CAMBIUM LEARNING GRP INC      COM              13201A107      110    27,500  SH         SOLE           NONE        27,500  0    0
CARDINAL HEALTH INC           COM              14149Y108   15,410   427,702  SH         DEFINED        1          427,702  0    0
CARDINAL HEALTH INC           COM              14149Y108   10,966   304,347  SH         DEFINED        2          304,347  0    0
CARDTRONICS INC               COM              14161H108      192    15,270  SH         SOLE           NONE        15,270  0    0
CARDTRONICS INC               COM              14161H108   11,007   875,672  SH         DEFINED        1          875,672  0    0
CARDTRONICS INC               COM              14161H108    7,830   622,904  SH         DEFINED        2          622,904  0    0
CHECK POINT SOFTWARE TECH LT  ORD              M22465104   28,093   801,045  SH         DEFINED        1          801,045  0    0
CHECK POINT SOFTWARE TECH LT  ORD              M22465104   19,992   570,057  SH         DEFINED        2          570,057  0    0
COCA COLA ENTERPRISES INC     COM              191219104   18,120   655,086  SH         DEFINED        1          655,086  0    0
COCA COLA ENTERPRISES INC     COM              191219104   12,896   466,217  SH         DEFINED        2          466,217  0    0
CON-WAY INC                   COM              205944101   10,253   291,935  SH         DEFINED        1          291,935  0    0
CON-WAY INC                   COM              205944101    7,293   207,663  SH         DEFINED        2          207,663  0    0
COVANTA HLDG CORP             COM              22282E102   35,099 2,106,758  SH         DEFINED        1        2,106,758  0    0
COVANTA HLDG CORP             COM              22282E102   24,967 1,498,630  SH         DEFINED        2        1,498,630  0    0
COVIDIEN PLC                  SHS              G2554F105    4,858    96,613  SH         DEFINED        1           96,613  0    0
COVIDIEN PLC                  SHS              G2554F105    3,457    68,759  SH         DEFINED        2           68,759  0    0
DANA HOLDING CORP             COM              235825205   17,244 1,451,545  SH         DEFINED        1        1,451,545  0    0
DANA HOLDING CORP             COM              235825205   12,479 1,050,426  SH         DEFINED        2        1,050,426  0    0
DELL INC                      COM              24702R101   20,770 1,382,824  SH         DEFINED        1        1,382,824  0    0
DELL INC                      COM              24702R101   14,778   983,876  SH         DEFINED        2          983,876  0    0
DR PEPPER SNAPPLE GROUP INC   COM              26138E109    6,450   183,382  SH         DEFINED        1          183,382  0    0
DR PEPPER SNAPPLE GROUP INC   COM              26138E109    4,588   130,443  SH         DEFINED        2          130,443  0    0
DSW INC                       CL A             23334L102   11,330   443,800  SH         DEFINED        1          443,800  0    0
DSW INC                       CL A             23334L102    8,199   321,160  SH         DEFINED        2          321,160  0    0
E TRADE FINANCIAL CORP        COM              269246104    8,302 5,023,645  SH         DEFINED        1        5,023,645  0    0
E TRADE FINANCIAL CORP        COM              269246104    5,907 3,574,755  SH         DEFINED        2        3,574,755  0    0
EDUCATION MGMT CORP NEW       COM              28140M103   13,869   633,269  SH         DEFINED        1          633,269  0    0
EDUCATION MGMT CORP NEW       COM              28140M103    9,865   450,473  SH         DEFINED        2          450,473  0    0
ELECTRONIC ARTS INC           COM              285512109   16,927   907,121  SH         DEFINED        1          907,121  0    0
ELECTRONIC ARTS INC           COM              285512109   12,249   656,447  SH         DEFINED        2          656,447  0    0
ERICSSON L M TEL CO           ADR B SEK 10     294821608   20,753 1,987,867  SH         DEFINED        1        1,987,867  0    0
ERICSSON L M TEL CO           ADR B SEK 10     294821608   15,018 1,438,542  SH         DEFINED        2        1,438,542  0    0
GOLDMAN SACHS GROUP INC       COM              38141G104   17,110   100,274  SH         DEFINED        1          100,274  0    0
GOLDMAN SACHS GROUP INC       COM              38141G104   12,382    72,565  SH         DEFINED        2           72,565  0    0
GOOGLE INC                    CL A             38259P508   16,608    29,284  SH         DEFINED        1           29,284  0    0
GOOGLE INC                    CL A             38259P508   11,819    20,841  SH         DEFINED        2           20,841  0    0
GRAPHIC PACKAGING HLDG CO     COM              388689101      126    35,000  SH         SOLE           NONE        35,000  0    0
GRAPHIC PACKAGING HLDG CO     COM              388689101    7,834 2,170,174  SH         DEFINED        1        2,170,174  0    0
GRAPHIC PACKAGING HLDG CO     COM              388689101    5,669 1,570,469  SH         DEFINED        2        1,570,469  0    0
GYMBOREE CORP                 COM              403777105   12,552   243,068  SH         DEFINED        1          243,068  0    0
GYMBOREE CORP                 COM              403777105    8,929   172,899  SH         DEFINED        2          172,899  0    0
HARMAN INTL INDS INC          COM              413086109    7,344   156,983  SH         DEFINED        1          156,983  0    0
HARMAN INTL INDS INC          COM              413086109    5,224   111,666  SH         DEFINED        2          111,666  0    0
IAC INTERACTIVECORP           COM PAR $.001    44919P508    1,259    55,267  SH         DEFINED        1           55,267  0    0
IAC INTERACTIVECORP           COM PAR $.001    44919P508      896    39,327  SH         DEFINED        2           39,327  0    0
ICONIX BRAND GROUP INC        COM              451055107   19,826 1,290,749  SH         DEFINED        1        1,290,749  0    0
ICONIX BRAND GROUP INC        COM              451055107   14,347   934,065  SH         DEFINED        2          934,065  0    0
JARDEN CORP                   COM              471109108   12,180   365,873  SH         DEFINED        1          365,873  0    0
JARDEN CORP                   COM              471109108    8,814   264,768  SH         DEFINED        2          264,768  0    0
JPMORGAN CHASE & CO           COM              46625H100   21,933   490,120  SH         DEFINED        1          490,120  0    0
JPMORGAN CHASE & CO           COM              46625H100   15,872   354,680  SH         DEFINED        2          354,680  0    0
LAMAR ADVERTISING CO          CL A             512815101    5,082   147,960  SH         DEFINED        1          147,960  0    0
LAMAR ADVERTISING CO          CL A             512815101    3,615   105,248  SH         DEFINED        2          105,248  0    0
LENDER PROCESSING SVCS INC    COM              52602E102    9,926   262,936  SH         DEFINED        1          262,936  0    0
LENDER PROCESSING SVCS INC    COM              52602E102    7,183   190,276  SH         DEFINED        2          190,276  0    0
M & F WORLDWIDE CORP          COM              552541104   13,875   453,423  SH         DEFINED        1          453,423  0    0
M & F WORLDWIDE CORP          COM              552541104   10,041   328,125  SH         DEFINED        2          328,125  0    0
MADISON SQUARE GARDEN INC     CL A             55826P100   18,660   858,727  SH         DEFINED        1          858,727  0    0
MADISON SQUARE GARDEN INC     CL A             55826P100   13,274   610,842  SH         DEFINED        2          610,842  0    0
MEAD JOHNSON NUTRITION CO     COM              582839106    4,118    79,144  SH         DEFINED        1           79,144  0    0
MEAD JOHNSON NUTRITION CO     COM              582839106    3,010    57,856  SH         DEFINED        2           57,856  0    0
MONSANTO CO NEW               COM              61166W101   28,641   401,017  SH         DEFINED        1          401,017  0    0
MONSANTO CO NEW               COM              61166W101   20,726   290,200  SH         DEFINED        2          290,200  0    0
MORGAN STANLEY                COM NEW          617446448   20,269   692,012  SH         DEFINED        1          692,012  0    0
MORGAN STANLEY                COM NEW          617446448   14,668   500,782  SH         DEFINED        2          500,782  0    0
NALCO HOLDING COMPANY         COM              62985Q101    9,862   405,347  SH         DEFINED        1          405,347  0    0
NALCO HOLDING COMPANY         COM              62985Q101    7,137   293,333  SH         DEFINED        2          293,333  0    0
ON SEMICONDUCTOR CORP         NOTE 2.625%12/1  682189AG0      102   100,000  PRN        SOLE           NONE       100,000  0    0
PHARMERICA CORP               COM              71714F104    3,978   218,307  SH         DEFINED        1          218,307  0    0
PHARMERICA CORP               COM              71714F104    2,830   155,344  SH         DEFINED        2          155,344  0    0
PHH CORP                      COM NEW          693320202    5,091   216,007  SH         DEFINED        1          216,007  0    0
PHH CORP                      COM NEW          693320202    3,622   153,655  SH         DEFINED        2          153,655  0    0
POPULAR INC                   COM              733174106   10,928 3,755,438  SH         DEFINED        1        3,755,438  0    0
POPULAR INC                   COM              733174106    7,908 2,717,662  SH         DEFINED        2        2,717,662  0    0
QUALCOMM INC                  COM              747525103   33,893   807,748  SH         DEFINED        1          807,748  0    0
QUALCOMM INC                  COM              747525103   24,118   574,782  SH         DEFINED        2          574,782  0    0
REGIONS FINANCIAL CORP NEW    COM              7591EP100   18,005 2,293,665  SH         DEFINED        1        2,293,665  0    0
REGIONS FINANCIAL CORP NEW    COM              7591EP100   13,030 1,659,835  SH         DEFINED        2        1,659,835  0    0
RESEARCH IN MOTION LTD        COM              760975102    8,866   119,861  SH         DEFINED        1          119,861  0    0
RESEARCH IN MOTION LTD        COM              760975102    6,416    86,739  SH         DEFINED        2           86,739  0    0
SPDR GOLD TRUST               GOLD SHS         78463V107    7,267    66,704  SH         DEFINED        1           66,704  0    0
SPDR GOLD TRUST               GOLD SHS         78463V107    5,283    48,490  SH         DEFINED        2           48,490  0    0
STAPLES INC                   COM              855030102   17,508   747,952  SH         DEFINED        1          747,952  0    0
STAPLES INC                   COM              855030102   12,458   532,233  SH         DEFINED        2          532,233  0    0
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    2,220   225,000  SH   CALL  DEFINED        1          225,000  0    0
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    1,579   160,000  SH   CALL  DEFINED        2          160,000  0    0
TRANSDIGM GROUP INC           COM              893641100   26,055   491,242  SH         DEFINED        1          491,242  0    0
TRANSDIGM GROUP INC           COM              893641100   18,855   355,493  SH         DEFINED        2          355,493  0    0
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   14,108   605,250  SH         DEFINED        1          605,250  0    0
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   10,041   430,750  SH         DEFINED        2          430,750  0    0
WYNDHAM WORLDWIDE CORP        COM              98310W108   20,340   790,528  SH         DEFINED        1          790,528  0    0
WYNDHAM WORLDWIDE CORP        COM              98310W108   14,469   562,337  SH         DEFINED        2          562,337  0    0
YAHOO INC                     COM              984332106   26,455 1,600,413  SH         DEFINED        1        1,600,413  0    0
YAHOO INC                     COM              984332106   18,827 1,138,987  SH         DEFINED        2        1,138,987  0    0

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